Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2019	Mar. 31, 2019
Financial liabilities:
Long-term debt		¥ 2,662,041	¥ 2,433,294
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		61,739,000	62,012,000
Investments		1,064,000	1,604,000
Loans, net of allowance for loan losses	[1]	83,443,000	82,382,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		48,827,000	44,918,000
Interest-bearing deposits		112,303,000	112,658,000
Due to trust accounts		320,000	312,000
Other short-term borrowings		1,608,000	1,995,000
Long-term debt		7,774,000	9,096,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		61,739,000	62,012,000
Investments		1,075,000	1,609,000
Loans, net of allowance for loan losses	[1]	84,611,000	83,490,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		48,827,000	44,918,000
Interest-bearing deposits		112,312,000	112,655,000
Due to trust accounts		320,000	312,000
Other short-term borrowings		1,608,000	1,995,000
Long-term debt		7,923,000	9,178,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		1,011,000	873,000
Investments		660,000	1,140,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		26,954,000	24,983,000
Interest-bearing deposits		55,404,000	55,542,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		60,728,000	61,139,000
Investments		415,000	469,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		21,873,000	19,935,000
Interest-bearing deposits		56,908,000	57,113,000
Due to trust accounts		320,000	312,000
Other short-term borrowings		1,608,000	1,995,000
Long-term debt		7,071,000	8,336,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	84,611,000	83,490,000
Financial liabilities:
Long-term debt		¥ 852,000	¥ 842,000

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.